Lease Liabilities - Schedule of Lease Liabilities and the Movement (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Lease Liabilities and the Movement [Abstract]
Current	$ 145,582	RM 594,266	RM 886,595
Non-current	624,328	2,548,506	695,284
Lease liabilities, current and non-current	$ 769,910	RM 3,142,772	RM 1,581,879